UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        11/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:  $      251,911
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     3471      40030 SH       SOLE                   0      0      40030
ACTIVISION INC   COM NEW       COM            00507v109      545      50385 SH       SOLE                   0      0      50385
ALBERTO CULVER CO              COM            013078100      755      20043 SH       SOLE                   0      0      20043
AMAZON COM INC COM             COM            023135106     2669      16993 SH       SOLE                   0      0      16993
AMER EXPRESS COMPANY           COM            025816109     1908      45390 SH       SOLE                   0      0      45390
AMETEK INC.                    COM            031100100      448       9380 SH       SOLE                   0      0       9380
APPLE COMPUTER INC             COM            037833100     5841      20585 SH       SOLE                   0      0      20585
ASPEN INSURANCE HLDG           COM            g05384105      520    17170.5 SH       SOLE                   0      0    17170.5
AT& T INC                      COM            00206r102    14670   512933.5 SH       SOLE                   0      0   512933.5
ATHEROS COMMUNICATIONS COM     COM            04743p108      335      12695 SH       SOLE                   0      0      12695
BANK NEW YORK MELLON           COM            064058100      388  14855.716 SH       SOLE                   0      0  14855.716
BECKMAN COULTER INC            COM            075811109      369       7555 SH       SOLE                   0      0       7555
BEST BUY INC COM               COM            086516101     1549      37947 SH       SOLE                   0      0      37947
BOK FINANCIAL CORPORATION      COM            05561q201      411    9101.25 SH       SOLE                   0      0    9101.25
BROADCOM CORP CL A             COM            111320107     2675      75592 SH       SOLE                   0      0      75592
CAMERON INTL CORP COM          COM            13342b105      317       7370 SH       SOLE                   0      0       7370
CERNER CORP COM                COM            156782104      322       3837 SH       SOLE                   0      0       3837
CIENA CORP COM NEW             COM            171779309      544      34960 SH       SOLE                   0      0      34960
CISCO SYSTEMS INC    COM       COM            17275r102     2651     121070 SH       SOLE                   0      0     121070
CITRIX SYS INC COM             COM            177376100      708      10374 SH       SOLE                   0      0      10374
CME GROUP INC COM              COM            12572q105     3270      12554 SH       SOLE                   0      0      12554
CROWN CASTLE INTL              COM            228227104      757      17151 SH       SOLE                   0      0      17151
DANAHER CORP DEL COM           COM            235851102     3403      83791 SH       SOLE                   0      0      83791
DARDEN RESTAURANTS INC COM     COM            237194105     2881      67350 SH       SOLE                   0      0      67350
DIAGEO P L C SPONSORED ADR     COM            25243q205     2744      39767 SH       SOLE                   0      0      39767
DOLLAR TREE INC.               COM            256746108      366       7510 SH       SOLE                   0      0       7510
DONALDSON CO. INC.             COM            257651109      506      10740 SH       SOLE                   0      0      10740
E M C CORP MASS COM            COM            268648102     4828     237710 SH       SOLE                   0      0     237710
EL PASO CORPORATION            COM            28336l109      473      38245 SH       SOLE                   0      0      38245
ENERGEN CORP COM               COM            29265N108      285       6232 SH       SOLE                   0      0       6232
EXPEDITORS INTL WASH COM       COM            302130109      545      11790 SH       SOLE                   0      0      11790
F5 NETWORKS INC                COM            315616102      697       6715 SH       SOLE                   0      0       6715
FLOWSERVE CORP                 COM            34354p105      416       3806 SH       SOLE                   0      0       3806
FMC TECHS INC        COM       COM            30249u101      505       7390 SH       SOLE                   0      0       7390
GEN-PROBE INCORPORATED         COM            36866t103      611      12605 SH       SOLE                   0      0      12605
GENERAL ELECTRIC               COM            369604103     3356 206547.558 SH       SOLE                   0      0 206547.558
GOOGLE INC CL A                COM            38259p508     2629       5000 SH       SOLE                   0      0       5000
HOLLY CORP.                    COM            435758305      513      17860 SH       SOLE                   0      0      17860
INFORMATICA CORPORATION        COM            45666Q102      534      13910 SH       SOLE                   0      0      13910
INTL GAME TECHNOLOGY           COM            459902102      346      23967 SH       SOLE                   0      0      23967
ISHARE DJ TEL SC INX           COM            464287713     3294     151177 SH       SOLE                   0      0     151177
ISHARES TR DJ US REAL EST      COM            464287739      614      11610 SH       SOLE                   0      0      11610
J P MORGAN CHASE & CO COM      COM            46625H100     2592      68115 SH       SOLE                   0      0      68115
JOHNSON AND JOHNSON  COM       COM            478160104     2950      47614 SH       SOLE                   0      0      47614
KOHLS CORP COM                 COM            500255104     2534      48100 SH       SOLE                   0      0      48100
LUBRIZOL CORP                  COM            549271104      657       6200 SH       SOLE                   0      0       6200
MEDICIS PHARMACEUTICAL CL A NE COM            584690309      457      15410 SH       SOLE                   0      0      15410
MENS WEARHOUSE INC             COM            587118100      493      20705 SH       SOLE                   0      0      20705
MICROSOFT CORP                 COM            594918104     2649     108155 SH       SOLE                   0      0     108155
MIDCAP SPDR TR SER 1           COM            78467Y107    24537     168532 SH       SOLE                   0      0     168532
MORGAN STANLEY                 COM            617446448     2238      90700 SH       SOLE                   0      0      90700
NASDAQ STOCK MARKET COM        COM            631103108      305      15689 SH       SOLE                   0      0      15689
NEW YORK CMNTY BANCORP         COM            649445103      340      20932 SH       SOLE                   0      0      20932
NUVASIVE INC.                  COM            670704105      507      14415 SH       SOLE                   0      0      14415
ORACLE CORP COM                COM            68389X105     2538      94530 SH       SOLE                   0      0      94530
PERRIGO COMPANY                COM            714290103      508       7910 SH       SOLE                   0      0       7910
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     5811     332430 SH       SOLE                   0      0     332430
PRAXAIR INC                    COM            74005p104     2662      29490 SH       SOLE                   0      0      29490
PRIDE INTERNATIONAL INC (DE)   COM            74153q102      349      11843 SH       SOLE                   0      0      11843
PROCTER & GAMBLE CO            COM            742718109     4102  68399.361 SH       SOLE                   0      0  68399.361

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
RACKSPACE HOSTING              COM            750086100      683      26295 SH       SOLE                   0      0      26295
RAYMOND JAMES FINL INC COM     COM            754730109      410      16185 SH       SOLE                   0      0      16185
ROPER INDS INC NEW COM         COM            776696106      456       6989 SH       SOLE                   0      0       6989
SALESFORCE COM INC COM         COM            79466l302     2378      21268 SH       SOLE                   0      0      21268
SECTOR SPDR ENERGY             COM            81369y506     6711     119709 SH       SOLE                   0      0     119709
SECTOR SPDR UTILITIES          COM            81369y886     4034     128565 SH       SOLE                   0      0     128565
SPDR SERIES TRUST OILGAS EQUIP COM            78464a748      287       9675 SH       SOLE                   0      0       9675
ST JUDE MEDICAL INC            COM            790849103     3850      97855 SH       SOLE                   0      0      97855
STANDARD&POORS DEP RCPT        COM            78462f103    21854     191483 SH       SOLE                   0      0     191483
STREETTRACKS GOLD TR GOLD SHS  COM            78463v107      638       4991 SH       SOLE                   0      0       4991
SVB FINANCIAL GROUP            COM            78486Q101      406       9585 SH       SOLE                   0      0       9585
TESLA MOTORS INC COM USD0.001  COM            88160R101      493      24145 SH       SOLE                   0      0      24145
TEXAS ROADHOUSE INC.           COM            882681109      490      34880 SH       SOLE                   0      0      34880
THERMO ELECTRON CORP COM       COM            883556102     2986      62370 SH       SOLE                   0      0      62370
UNITED HEALTHCARE CORP COM     COM            91324P102     3003      85525 SH       SOLE                   0      0      85525
UNITED PARCEL SERVICE CL B     COM            911312106     2900      43490 SH       SOLE                   0      0      43490
US BANCORP (NEW)               COM            902973304     2700     124875 SH       SOLE                   0      0     124875
VANGUARD INDEX FDS LARGE CAP E COM            922908637      372       7150 SH       SOLE                   0      0       7150
VANGUARD MID-CAP ETF           COM            922908629      247       3730 SH       SOLE                   0      0       3730
VECTREN CORP COM               COM            92240G101      480      18569 SH       SOLE                   0      0      18569
VIACOM INC NEW      CL B       COM            92553p201      576      15910 SH       SOLE                   0      0      15910
VIACOM INC. CLASS A            COM            92553P102     2145      53499 SH       SOLE                   0      0      53499
WAL-MART STORES INC            COM            931142103     3823  71440.205 SH       SOLE                   0      0  71440.205
ISHARES TR MSCI EAFE IDX       COM            464287465      481       8759 SH       SOLE                   0      0       8759
VANGUARD EMERGINGMKTS VIPERS   COM            922042858    34819     765923 SH       SOLE                   0      0     765923
ISHARES TRUST ISHARES BARCLAYS COM            464288679    15944 144632.017 SH       SOLE                   0      0 144632.017
ISHARES S&P US PREFERRED STOCK PRF            464288687     5077     127617 SH       SOLE                   0      0     127617
TORTOISE ENERGY INFR COM       PRF            89147L100     2770      80874 SH       SOLE                   0      0      80874